Loans, net - Summary of Expected Credit Losses by Economic Sector for Direct Loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount
Expected credit loss
Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	43,081,904	38,257,144
Expected credit loss	S/ 2,984,851	S/ 1,394,779
Percentage expected credit loss	6.90%	3.60%
Consumer Loan [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 11,416,175	S/ 12,821,567
Expected credit loss	S/ 2,413,393	S/ 1,058,600
Percentage expected credit loss	21.10%	8.30%
Mortgage Loans [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 7,721,267	S/ 7,206,445
Expected credit loss	S/ 187,984	S/ 121,682
Percentage expected credit loss	2.40%	1.70%
Commerce [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 5,341,880	S/ 3,075,732
Expected credit loss	S/ 165,338	S/ 76,799
Percentage expected credit loss	3.10%	2.50%
Manufacturing [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,135,394	S/ 3,869,016
Expected credit loss	S/ 56,776	S/ 32,226
Percentage expected credit loss	1.40%	0.80%
Professional Scientific and Technical Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,022,990	S/ 2,642,773
Expected credit loss	S/ 36,499	S/ 22,971
Percentage expected credit loss	0.90%	0.90%
Communications Storage And Transportation [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,837,173	S/ 1,235,426
Expected credit loss	S/ 44,419	S/ 23,600
Percentage expected credit loss	2.40%	1.90%
Agriculture [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,483,220	S/ 1,238,446
Expected credit loss	S/ 3,626	S/ 1,505
Percentage expected credit loss	0.20%	0.10%
Electricity Gas Water And Oil [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,072,390	S/ 693,577
Expected credit loss	S/ 10,235	S/ 6,823
Percentage expected credit loss	1.00%	1.00%
Leaseholds and Real Estate Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 938,047	S/ 834,687
Expected credit loss	S/ 17,589	S/ 14,943
Percentage expected credit loss	1.90%	1.80%
Construction And Infrastructure [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 936,383	S/ 688,855
Expected credit loss	S/ 23,883	S/ 24,608
Percentage expected credit loss	2.60%	3.60%
Others [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,176,985	S/ 3,950,620
Expected credit loss	S/ 25,109	S/ 11,022
Percentage expected credit loss	0.60%	0.30%
Stage 1 [member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 34,893,278	S/ 34,822,014
Expected credit loss	S/ 180,241	S/ 461,892
Percentage expected credit loss	0.50%	1.30%
Stage 1 [member] | Consumer Loan [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 7,681,889	S/ 11,126,808
Expected credit loss	S/ 85,321	S/ 384,989
Percentage expected credit loss	1.10%	3.50%
Stage 1 [member] | Mortgage Loans [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 6,320,420	S/ 6,478,935
Expected credit loss	S/ 11,123	S/ 9,418
Percentage expected credit loss	0.20%	0.10%
Stage 1 [member] | Commerce [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,507,639	S/ 2,815,225
Expected credit loss	S/ 24,187	S/ 13,386
Percentage expected credit loss	0.50%	0.50%
Stage 1 [member] | Manufacturing [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,620,700	S/ 3,787,288
Expected credit loss	S/ 10,973	S/ 12,550
Percentage expected credit loss	0.30%	0.30%
Stage 1 [member] | Professional Scientific and Technical Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,744,307	S/ 2,521,614
Expected credit loss	S/ 15,209	S/ 12,011
Percentage expected credit loss	0.40%	0.50%
Stage 1 [member] | Communications Storage And Transportation [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,374,402	S/ 1,105,447
Expected credit loss	S/ 6,146	S/ 3,481
Percentage expected credit loss	0.40%	0.30%
Stage 1 [member] | Agriculture [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,379,700	S/ 1,227,416
Expected credit loss	S/ 1,726	S/ 1,175
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Electricity Gas Water And Oil [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 757,907	S/ 502,485
Expected credit loss	S/ 1,291	S/ 2,320
Percentage expected credit loss	0.20%	0.50%
Stage 1 [member] | Leaseholds and Real Estate Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 837,719	S/ 806,141
Expected credit loss	S/ 13,063	S/ 11,922
Percentage expected credit loss	1.60%	1.50%
Stage 1 [member] | Construction And Infrastructure [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 662,430	S/ 542,590
Expected credit loss	S/ 3,806	S/ 4,102
Percentage expected credit loss	0.60%	0.80%
Stage 1 [member] | Others [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,006,165	S/ 3,908,065
Expected credit loss	S/ 7,396	S/ 6,538
Percentage expected credit loss	0.20%	0.20%
Stage 2 [member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 5,744,690	S/ 2,540,245
Expected credit loss	S/ 1,145,207	S/ 394,773
Percentage expected credit loss	19.90%	15.50%
Stage 2 [member] | Consumer Loan [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,030,679	S/ 1,294,358
Expected credit loss	S/ 901,602	S/ 332,697
Percentage expected credit loss	44.40%	25.70%
Stage 2 [member] | Mortgage Loans [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 957,367	S/ 479,548
Expected credit loss	S/ 62,782	S/ 22,788
Percentage expected credit loss	6.60%	4.80%
Stage 2 [member] | Commerce [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 713,080	S/ 158,852
Expected credit loss	S/ 88,353	S/ 16,046
Percentage expected credit loss	12.40%	10.10%
Stage 2 [member] | Manufacturing [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 454,798	S/ 43,569
Expected credit loss	S/ 24,617	S/ 4,945
Percentage expected credit loss	5.40%	11.30%
Stage 2 [member] | Professional Scientific and Technical Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 251,939	S/ 99,066
Expected credit loss	S/ 12,549	S/ 3,876
Percentage expected credit loss	5.00%	3.90%
Stage 2 [member] | Communications Storage And Transportation [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 411,371	S/ 93,670
Expected credit loss	S/ 22,008	S/ 6,317
Percentage expected credit loss	5.30%	6.70%
Stage 2 [member] | Agriculture [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 103,184	S/ 10,636
Expected credit loss	S/ 1,781	S/ 263
Percentage expected credit loss	1.70%	2.50%
Stage 2 [member] | Electricity Gas Water And Oil [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 314,483	S/ 191,049
Expected credit loss	S/ 8,944	S/ 4,463
Percentage expected credit loss	2.80%	2.30%
Stage 2 [member] | Leaseholds and Real Estate Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 98,070	S/ 25,017
Expected credit loss	S/ 3,318	S/ 1,155
Percentage expected credit loss	3.40%	4.60%
Stage 2 [member] | Construction And Infrastructure [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 245,735	S/ 108,375
Expected credit loss	S/ 4,683	S/ 319
Percentage expected credit loss	1.90%	0.30%
Stage 2 [member] | Others [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 163,984	S/ 36,105
Expected credit loss	S/ 14,570	S/ 1,904
Percentage expected credit loss	8.90%	5.30%
Stage 3 [member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,443,936	S/ 894,885
Expected credit loss	S/ 1,659,403	S/ 538,114
Percentage expected credit loss	67.90%	60.10%
Stage 3 [member] | Consumer Loan [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,703,607	S/ 400,401
Expected credit loss	S/ 1,426,470	S/ 340,914
Percentage expected credit loss	83.70%	85.10%
Stage 3 [member] | Mortgage Loans [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 443,480	S/ 247,962
Expected credit loss	S/ 114,079	S/ 89,476
Percentage expected credit loss	25.70%	36.10%
Stage 3 [member] | Commerce [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 121,161	S/ 101,655
Expected credit loss	S/ 52,798	S/ 47,367
Percentage expected credit loss	43.60%	46.60%
Stage 3 [member] | Manufacturing [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 59,896	S/ 38,159
Expected credit loss	S/ 21,186	S/ 14,731
Percentage expected credit loss	35.40%	38.60%
Stage 3 [member] | Professional Scientific and Technical Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 26,744	S/ 22,093
Expected credit loss	S/ 8,741	S/ 7,084
Percentage expected credit loss	32.70%	32.10%
Stage 3 [member] | Communications Storage And Transportation [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 51,400	S/ 36,309
Expected credit loss	S/ 16,265	S/ 13,802
Percentage expected credit loss	31.60%	38.00%
Stage 3 [member] | Agriculture [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 336	S/ 394
Expected credit loss	S/ 119	S/ 67
Percentage expected credit loss	35.40%	17.00%
Stage 3 [member] | Electricity Gas Water And Oil [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount		S/ 43
Expected credit loss		S/ 40
Percentage expected credit loss		93.00%
Stage 3 [member] | Leaseholds and Real Estate Activities [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,258	S/ 3,529
Expected credit loss	S/ 1,208	S/ 1,866
Percentage expected credit loss	53.50%	52.90%
Stage 3 [member] | Construction And Infrastructure [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 28,218	S/ 37,890
Expected credit loss	S/ 15,394	S/ 20,187
Percentage expected credit loss	54.60%	53.30%
Stage 3 [member] | Others [Member] | Direct Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 6,836	S/ 6,450
Expected credit loss	S/ 3,143	S/ 2,580
Percentage expected credit loss	46.00%	40.00%